Equity	12 Months Ended
Oct. 31, 2024
Equity Disclosure [Abstract]
Equity
NOTE 20: EQUITY
COMMON SHARES
The Bank is authorized by its shareholders

to issue an unlimited number of common

shares, without par value, for unlimited

consideration. The common shares
are not redeemable or convertible. Dividends

are typically declared by the Board of

Directors of the Bank on a quarterly basis and

the amount may vary from
quarter to quarter.
PREFERRED SHARES AND OTHER EQUITY

INSTRUMENTS
Preferred Shares
The Bank is authorized by its shareholders

to issue, in one or more series, an unlimited

number of Class A First Preferred Shares,

without nominal or par value.
Non-cumulative preferential dividends are payable

either quarterly or semi-annually in accordance

with applicable terms, as and when declared

by the Board of
Directors of the Bank. All preferred shares

issued by the Bank currently include

NVCC provisions, necessary for the

preferred shares to qualify as regulatory
capital under OSFI’s CAR guideline. NVCC provisions

require the conversion of the impacted instruments

into a variable number of common shares

upon the
occurrence of a Trigger Event. A Trigger Event is currently defined in the CAR Guideline as an event where

OSFI determines that the Bank is, or is about

to
become, non-viable and that after conversion

or write-off, as applicable, of all non-common

capital instruments and consideration of

any other relevant factors or
circumstances, the viability of the Bank is expected

to be restored, or where the Bank has accepted

or agreed to accept a capital injection or equivalent

support
from a federal or provincial government of

Canada without which the Bank would have

been determined by OSFI to be non-viable.
Limited Recourse Capital Notes
The Bank has issued Limited Recourse

Capital Notes (the “LRCNs”) with recourse

limited to assets held in a trust consolidated

by the Bank (the “Limited Recourse
Trust”). The Limited Recourse Trust’s assets consist of Class A First

Preferred Shares of the Bank, each series

which is issued concurrently with the LRCNs

(the
“LRCN Preferred Shares”). The LRCN Preferred

Shares are eliminated on the Bank’s consolidated

financial statements.
In the event of (i) non-payment of interest

following any interest payment date,

(ii) non-payment of the redemption price

in case of a redemption of the LRCNs,
(iii) non-payment of principal plus accrued

and unpaid interest at the maturity of the LRCNs,

(iv) an event of default on the LRCNs, or

(v) a Trigger Event, the
recourse of each LRCN holder will be limited

to that holder’s pro rata share of the

Limited Recourse Trust’s assets.
The LRCNs, by virtue of the recourse to the LRCN

Preferred Shares, include standard

NVCC provisions necessary for them to qualify

as Additional Tier 1
Capital under OSFI’s CAR guideline. NVCC provisions

require the conversion of the instrument

into a variable number of common

shares upon the occurrence of
a Trigger Event. In such an event, each LRCN Preferred

Share will automatically and immediately be

converted into a variable number of common

shares which
will be delivered to LRCN holders in

satisfaction of the principal amount of, and accrued

and unpaid interest on, the LRCNs.

The number of common shares issued
will be determined based on the conversion

formula set out in the terms of the respective

series of LRCN Preferred Shares.
The LRCNs are compound instruments with

both equity and liability features. Non-payment

of interest and principal in cash does not

constitute an event of
default and will trigger the delivery of the LRCN

Preferred Shares. The liability component

has a nominal value and, therefore,

the proceeds received upon
issuance have been presented as equity, and any interest payments are accounted for as distributions on other

equity instruments.
Perpetual Subordinated Capital Notes
The Bank has issued Perpetual Subordinated

Capital Notes (“Perpetual Notes”). The

Perpetual Notes have no scheduled maturity

or redemption date. Interest
payments are at the discretion of the Bank.

The Perpetual Notes include standard NVCC

provisions necessary for them to qualify

as Additional Tier 1 Capital
under OSFI’s CAR guideline.
The Perpetual Notes are compound instruments

with both equity and liability features. The

liability component has a nominal value

and, therefore, the proceeds
received upon issuance have been presented

as equity, and any interest payments are accounted for as distributions on other equity instruments.
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding and treasury instruments

held as at and for the
years ended October 31, 2024 and October

31, 2023.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(millions of shares or other equity instruments

and millions of Canadian dollars)
October 31, 2024 October 31, 2023
Number Number
of shares Amount of shares Amount
Common Shares
Balance as at beginning of year 1,791.4 $ 25,434 1,821.7 $ 24,363
Proceeds from shares issued on exercise

of stock options
1.7 112 1.2 83
Shares issued as a result of dividend reinvestment

plan
6.6 529 20.5 1,720
Purchase of shares for cancellation and other (49.4) (702) (52.0) (732)
Balance as at end of year – common shares 1,750.3 $ 25,373 1,791.4 $ 25,434
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Series 1 20.0 $ 500 20.0 $ 500
Series 3
1
– – 20.0 500
Series 5 20.0 500 20.0 500
Series 7 14.0 350 14.0 350
Series 9 8.0 200 8.0 200
Series 16 14.0 350 14.0 350
Series 18 14.0 350 14.0 350
Series 22 2 – – 14.0 350
Series 24 3 – – 18.0 450
Series 27 0.8 850 0.8 850
Series 28 0.8 800 0.8 800

91.6 $ 3,900 143.6 $ 5,200
Other Equity Instruments 4
Limited Recourse Capital Notes – Series 1 1.8 $ 1,750 1.8 $ 1,750
Limited Recourse Capital Notes – Series 2 1.5 1,500 1.5 1,500
Limited Recourse Capital Notes – Series 3 5 1.7 2,403 1.7 2,403
Limited Recourse Capital Notes – Series 4
5
0.7 1,023 – –
Perpetual Subordinated Capital Notes – Series

2023-9
6 0.1 312 – –
5.8 6,988 5.0 5,653
Balance as at end of year – preferred shares

and other equity instruments
97.4 $ 10,888 148.6 $ 10,853
Treasury – common shares 7
Balance as at beginning of year 0.7 $ (64) 1.0 $ (91)
Purchase of shares 139.1 (11,209) 94.9 (7,959)
Sale of shares (139.6) 11,256 (95.2) 7,986
Balance as at end of year – treasury

– common shares
0.2 $ (17) 0.7 $ (64)
Treasury – preferred shares and other equity instruments 7
Balance as at beginning of year 0.1 $ (65) 0.1 $ (7)
Purchase of shares and other equity instruments 6.6 (625) 3.7 (590)
Sale of shares and other equity instruments (6.5) 672 (3.7) 532
Balance as at end of year – treasury

– preferred shares and other equity
instruments 0.2 $ (18) 0.1 $ (65)
1

On July 31, 2024, the Bank redeemed all of its
20

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 3 (“Series 3 Preferred Shares”), at
a redemption price of $ 25.00

per Series 3 Preferred Share, for a total redemption cost of approximately $
500

million.
2

On April 30, 2024, the Bank redeemed all of its
14

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 22 (“Series 22 Preferred
Shares”), at a redemption price of $ 25.00

per Series 22 Preferred Share, for a total redemption cost of $
350

million.
3

On July 31, 2024, the Bank redeemed all of its
18

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 24 (“Series 24 Preferred Shares”),
at a redemption price of $ 25.00

per Series 24 Preferred Share, for a total redemption cost of approximately $
450

million.
4

For Limited Recourse Capital Notes, the number of shares represents the number of notes issued.
5

For LRCNs – Series 3 and 4, the amount represents the Canadian dollar equivalent of the U.S. dollar notional amount. Refer to “Preferred Shares and Other Equity Instruments –
Significant Terms and Conditions” table

for further details.
6

For perpetual subordinated capital notes, the amount represents the Canadian dollar equivalent of the Singapore dollar notional amount. Refer to “Preferred Shares and Other Equity
Instruments – Significant Terms and Conditions”

table for further details.
7

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
Preferred Shares and Other Equity Instruments –

Significant Terms and

Conditions
(millions of Canadian dollars)
Annual

Dividend Reset Next redemption/ Convertible
Issue date yield (%)
1
frequency
1
spread (%)
1
conversion date
1,2
into
1,2
NVCC Rate Reset Preferred Shares
Series 1 3 June 4, 2014 4.970 Quarterly 2.240 October 31, 2029 Series 2
Series 5 December 16, 2014 3.876 Quarterly 2.250 January 31, 2025 Series 6
Series 7 March 10, 2015 3.201 Quarterly 2.790 July 31, 2025 Series 8
Series 9 April 24, 2015 3.242 Quarterly 2.870 October 31, 2025 Series 10
Series 16 July 14, 2017 6.301 Quarterly 3.010 October 31, 2027 Series 17
Series 18 4 March 14, 2018 5.747 Quarterly 2.700 April 30, 2028 Series 19
Series 27 April 4, 2022 5.750 Semi-annual 3.317 October 31, 2027 –
Series 28 July 25, 2022 7.232 Semi-annual 4.200 October 31, 2027 –
Annual

Coupon Reset Next redemption Recourse to
Issue date yield (%) frequency spread (%) date Preferred Shares 5
Other Equity Instruments
Perpetual Subordinated Capital Notes
6
July 10, 2024 5.700 Semi-annual 2.652 July 31, 2029 n/a
NVCC Limited Recourse Capital Notes
7
Series 1 July 29, 2021 3.600 Semi-annual 2.747 October 31, 2026 Series 26
Series 2 September 14, 2022 7.283 Semi-annual 4.100 October 31, 2027 Series 29
Series 3
8
October 17, 2022 8.125 Quarterly 4.075 October 31, 2027 Series 30
Series 4
8
July 3, 2024 7.250 Quarterly 2.977 July 31, 2029 Series 31
1

Non-cumulative preferred dividends for each series are payable as and when declared by the Board of Directors.

The dividend rate of the Rate Reset Preferred Shares will reset on the next earliest optional redemption/conversion date and every 5 years thereafter to equal the then
5 -year Government of Canada bond yield plus the noted reset spread. If converted into a series of floating rate preferred shares, the dividend rate for the quarterly period will be equal to the then 90
-day Government of Canada Treasury bill yield plus the noted reset spread
unless otherwise stated.
2

Subject to regulatory consent and unless otherwise stated, preferred shares are redeemable on the next earliest optional redemption date as noted and every
5

years thereafter. Preferred
Shares, except Series 27 and Series 28, are convertible into the corresponding series of floating rate preferred shares on the conversion date noted and every
5

years thereafter if not
redeemed. If converted, the holders have the option to convert back to the original series of preferred shares every 5 years.
3

On October 16, 2024, the Bank announced that none of its
20

million Non-Cumulative 5-Year Rate

Reset Class A First Preferred Shares, Series 1 NVCC (“Series 1 Shares”) would be converted on October 31, 2024 into Non-Cumulative Floating Rate Class A First Preferred Shares, Series 2 (NVCC)

(“Series 2 Shares”) of TD. As previously announced on October 1,
2024, the dividend rate for the Series 1 Shares for the 5-year period from and including October 31, 2024 to but excluding October 31, 2029 will be
4.97%.
4

On April 18, 2023, the Bank announced that none of its
14

million Non-Cumulative 5-Year Rate Reset

Preferred Shares NVCC, Series 18 (“Series 18 Shares”) would be converted on
April 30, 2023 into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 19 (“Series 19 Shares”). As had

been previously announced on March 31, 2023, the dividend rate for the Series 18 Shares for the 5-year period from and including April 30, 2023 to but excluding April 30, 2028, if declared,

is payable at a per annum rate of
5.747%.
5

LRCN Preferred Share Series 26 and Series 29 were issued at a price of $
1,000

per share and LRCN Preferred Share Series 30 and Series 31 were issued at a price of

US$
1,000

per
share. The LRCN Preferred Shares are eliminated on the Bank’s Consolidated Balance Sheet.
6

Perpetual Subordinated Capital Notes are denominated in Singapore dollars. The interest rate on Perpetual Subordinated

Capital Notes will reset on the next interest reset date and every
5 years thereafter to a rate equal to the then prevailing 5-year SORA-OIS Rate plus the noted reset spread.
7

LRCNs may be redeemed at the option of the Bank, with the prior written approval of OSFI, in whole or in part on prior notice by the Bank as of the earliest redemption date and each optional redemption date thereafter. Unless otherwise stated, the interest rate on the

LRCNs will reset on the next earliest optional redemption date and every
5

years thereafter at a rate
equal to the then 5-year Government of Canada bond yield plus the noted reset spread.
8

LRCN Series 3 and 4 are denominated in U.S. dollars. The interest rate on LRCN Series 3 and 4 will reset on the next interest reset date and every
5

years thereafter to equal the then
5 -year U.S. Treasury yield plus the noted reset spread.
NVCC Provision
If an NVCC trigger event were to occur, for all series of

Class A First Preferred Shares excluding

the preferred shares issued with respect

to LRCNs, the maximum
number of common shares that could be issued,

assuming there are no declared and unpaid

dividends on the respective series of preferred

shares at the time of
conversion, would be 0.8

billion in aggregate.
The LRCNs, by virtue of the recourse

to the preferred shares held in the Limited Recourse

Trust, include NVCC provisions. For LRCNs, if an

NVCC trigger were
to occur, the maximum number of common shares that

could be issued, assuming there are

no declared and unpaid dividends on the preferred

shares series
issued in connection with such LRCNs, would

be
1.3

billion in aggregate.
For NVCC subordinated notes and debentures

(including Perpetual Notes), if an

NVCC trigger event were to occur, the maximum number of common shares
that could be issued, assuming there is no accrued

and unpaid interest on the respective

subordinated notes and debentures, would be
3.5

billion in aggregate.
DIVIDEND RESTRICTIONS
The Bank is prohibited by the Bank Act (Canada)

from declaring dividends on its preferred

or common shares if there are reasonable

grounds for believing that the
Bank is, or the payment would cause the

Bank to be, in contravention of the capital adequacy

and liquidity regulations of the
Bank Act (Canada)

or directions of
OSFI. The Bank does not anticipate that this

condition will restrict it from paying dividends

in the normal course of business. In addition,

the ability to pay dividends
on common shares without the approval of

the holders of the outstanding preferred

shares is restricted unless all dividends on

the preferred shares have been
declared and paid or set apart for payment.

Currently, these limitations do not restrict the payment of dividends on common shares or preferred shares.
DIVIDENDS
On December 4, 2024, the Board approved

a dividend in an amount of one dollar and

five cents ($
1.05
) per fully paid common share in the capital

stock of the
Bank for the quarter ending January 31, 2025,

payable on and after January 31, 2025,

to shareholders of record at the close of

business on January 10, 2025.
At October 31, 2024, the quarterly dividend

was $
1.02

per common share. Common share

cash dividends declared and paid during the

year totalled $
4.08

per
share (2023 – $ 3.84 ), representing a payout ratio of 52.1%, slightly above the Bank’s target payout range of 40 - 50 % of adjusted earnings. For cash dividends payable on the Bank’s preferred shares, refer

to Note 20. As at October 31, 2024,
1,750

million common shares were outstanding

(2023 –
1,791

million).
DIVIDEND REINVESTMENT PLAN
The Bank offers a dividend reinvestment plan

for its common shareholders. Participation in

the plan is optional and under the terms of the

plan, cash dividends on
common shares are used to purchase additional

common shares. At the option of the Bank,

the common shares may be issued from treasury

at an average
market price based on the last five trading

days before the date of the dividend payment,

with a discount of between
0 % to 5 % at the Bank’s discretion or
purchased from the open market at market

price.
During the year ended October 31, 2024, under

the dividend reinvestment plan, the Bank

issued
6.6

million common shares from treasury with
no

discount.
During the year ended October 31, 2023, under

the dividend reinvestment plan, the Bank

issued
3.7

million common shares from treasury with
no

discount and
16.8

million common shares with a
2 % discount.
NORMAL COURSE ISSUER BID
On August 28, 2023, the Bank announced

that the Toronto Stock Exchange (TSX) and OSFI approved a normal course issuer bid (NCIB) to repurchase for
cancellation up to 90

million of its common shares. The NCIB

commenced on August 31, 2023, and during

the year ended October 31, 2024, the

Bank
repurchased 49.4

million common shares under the NCIB at

an average price of $
80.15

per share for a total amount of $
4.0

billion. From the commencement of
the NCIB to October 31, 2024, the Bank repurchased 71.4

million shares under the program.